LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2023
Lease Liability
SCHEDULE OF DETAILS OF LEASE LIABILITIES

The details of lease liabilities are as follows:

June 30, 2023

lease liabilities as of December 31, 2022	2,731,394
Lease payments	(95,479)
Interest expense on lease liabilities	78,906
Impact of FX translation	(174,385)
IFRS 16 lease liabilities as of end of year	2,540,436
Current portion of lease liability (less than one year)	1,270,218
Long-term lease liability (one to five year)	1,270,218